Organization and Principal Activities (Details 2)	6 Months Ended
Jun. 30, 2020
June 16, 2015 [Member]
Company name	Lion Financial Group Limited
Date of Incorporation or acquisition	Jun. 16, 2015
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
February 16, 2017 [Member]
Company name	Lion Wealth Management Limited
Date of Incorporation or acquisition	Feb. 16, 2017
Place of incorporation or establishment	British Virgin Islands
Ownership interest	100.00%
Principal activities	Investment holding
May 20, 2016 [Member]
Company name	Lion International Securities Group Limited
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Securities brokerage
May 20, 2016 [Member]
Company name	Lion Futures Limited
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Futures brokerage
May 20, 2016 [Member]
Company name	Lion Foreign Exchange Limited
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Dormant
May 20, 2016 [Member]
Company name	Lion Asset Management Limited (F/K/A Lion Capital Management Limited)
Date of Incorporation or acquisition	May 20, 2016
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Asset management
October 14, 2014 [Member]
Company name	BC Wealth Management Limited
Date of Incorporation or acquisition	Oct. 14, 2014
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Insurance brokerage
October 4, 2018 [Member]
Company name	Lion Wealth Limited
Date of Incorporation or acquisition	Oct. 04, 2018
Place of incorporation or establishment	Hong Kong
Ownership interest	100.00%
Principal activities	Dormant
May 2, 2017 [Member]
Company name	Lion Brokers Limited
Date of Incorporation or acquisition	May 02, 2017
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Broker Dealer and Market Maker
June 11, 2019 [Member]
Company name	Lion Investment Fund SPC
Date of Incorporation or acquisition	Jun. 11, 2019
Place of incorporation or establishment	Cayman Islands
Ownership interest	100.00%
Principal activities	Dormant
July 26, 2019 [Member]
Company name	Lion International Financial (Singapore) Pte LTD
Date of Incorporation or acquisition	Jul. 26, 2019
Place of incorporation or establishment	Singapore
Ownership interest	100.00%
Principal activities	Dormant
June 16, 2020 [Member]
Company name	Proficient Alpha Acquisition Corp.
Date of Incorporation or acquisition	Jun. 16, 2020
Place of incorporation or establishment	Nevada, USA
Ownership interest	100.00%
Principal activities	Dormant